Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 08, 2017
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Dec. 08, 2017
Document Effective Date	Dec. 08, 2017
Prospectus Date	Dec. 08, 2017
American Energy Independence ETF | American Energy Independence ETF
Prospectus:
Trading Symbol	USAI